INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 33.8	$ 42.6
Ore stockpiles	55.7	30.4
Mine supplies	176.8	126.9
Current inventories	266.3	199.9
Non-current ore stockpiles	106.5	92.4
Inventories	$ 372.8	$ 292.3